Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
22. Commitments and contingencies

Contractual commitments

As of December 31, 2018, there were no material contractual purchase commitments. However, the
Höegh Gallant
will have a drydock and the
PGN FSRU Lampung
will complete a class renewal survey while remaining on the water during 2019. The combined expenditure is expected to be approximately $6.5 to $7.0 million which will not be covered by the respective charterers. The
Höegh Gallant
and the
PGN FSRU Lampung
are expected to be off-hire for 10 days and 4 days, respectively, for these procedures.

Claims and Contingencies

Joint ventures claims and accruals

Under the
Neptune
 and the
Cape Ann
 time charters, the joint ventures undertake to ensure that the vessel meets specified performance standards at all times during the term of the time charters. The performance standards include the vessel not exceeding a maximum average daily boil-off of LNG, subject to certain contractual exclusions, as specified in the time charter. Pursuant to the charters, the hire rate is subject to deduction by the charterer by, among other things, sums due in respect of the joint ventures’ failure to satisfy the specified performance standards during the period. The charterer requested that the joint ventures calculate and present the boil-off since the beginning of the charters, compared with maximum average daily boil-off allowed under the time charter. The charters for the
Neptune
 and
Cape Ann
 started in 2009 and 2010, respectively. On September 8, 2017, the charterer notified the joint ventures that it was formally making a claim for compensation in accordance with the provisions of the charters for a stated quantity of LNG exceeding the maximum average daily boil-off since the beginning for the charters. The claim asserted a gross amount of compensation of $
58
million for the excess boil-off volume but the claim recognized that the calculations for the amount required adjustment for allowable exclusions under the charters. Accruals are recorded for loss contingencies or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. As of September 30, 2017, the joint ventures determined the liability associated with the boil-off claim was probable and could be reasonably estimated resulting in a total accrual of $23.7 million which was recorded as a reduction of time charter revenues in the third quarter of 2017. The Partnership’s 50% share of the accrual was approximately $11.9 million, which remained unchanged as of December 31, 2017. The charterer and the joint ventures referred the claim to arbitration. The charterer's claim as submitted in the arbitration request was for a gross amount of $52 million, covering a shorter time period for the time period for the first performance period as defined in the time charters, as well as interest and expenses. The charterer reserved it right to make a further claim with respect to subsequent performance periods. Subsequently, the charterer and the joint ventures asked the arbitration tribunal for a partial determination on certain key contractual interpretations and the proceedings commenced in November 2018.

In March 2019, the tribunal’s determination was received. The determination did not cover all the questions of contractual interpretation on which there is disagreement between the parties. With the exception of one issue, the tribunal’s conclusions on the contractual interpretations were unambiguous. For the remaining issue related to the calculation of a deduction from the gross claim, the tribunal did not specify how the deduction should be determined. As a result, there remains significant uncertainty in the evaluation of the potential outcome of the boil-off claim. Based on the tribunal's determination, the joint ventures updated their estimates to cover the period from the start of the time charters to December 31, 2018. Accordingly, the range of estimates is not directly comparable to the $
52
million gross claim initially raised by the charterer through the end of the defined performance period.
Depending on interpretations of the tribunal’s determination for the deduction to the gross claim and the other disputed contractual provisions, the joint ventures estimate that their aggregate liability associated with the boil-off claim is in the millions of dollars and
could range between the mid-to-upper teens to the mid-$30's, of which the Partnership’s share would be
50
%. Based upon the additional information from the tribunal’s determination and updated estimates of the potential range of liability, the joint ventures concluded the existing accrual of $23.7 million continues to represent their best estimate of the probable liability as of December 31, 2018. Accordingly, the accrual was unchanged as of December 31, 2018. The Partnership’s 50% share of the accrual remains at approximately $11.9 million as of December 31, 2018. Refer to notes 4, 14 and 17. As a result of the tribunal’s determination, fewer interpretative questions relating to the boil-off claim remain, narrowing the range of potential outcomes, which could facilitate a negotiated solution between the parties. However, it is also possible that the claim could ultimately be settled through further arbitration.

The joint ventures will continue to monitor this issue and adjust accruals, as might be required, based upon additional information and further developments. Höegh LNG and the other major owner guarantee the performance and payment obligations of the joint ventures under the time charters. The guarantees are joint and several for the performance obligations and several for the payment obligations. Depending on the amount and timing of the potential settlement and whether such settlement is funded by the performance guarantees by Höegh LNG and the other major owner or by the joint ventures, a settlement of the claim for boil-off with the charterer could have a material adverse effect on the joint ventures’ financial condition and results of operations. As a precaution, the joint ventures have suspended payments on their shareholder loans as of September 30, 2017 pending the outcome of the boil-off claim. Refer to note 14.

To the extent that an excess boil-off claim results in a settlement, the Partnership would be indemnified by Höegh LNG for its share of the cash impact of any settlement. Refer to note 17. The ultimate outcome of the boil-off claim, on an isolated basis, is not expected to have a material adverse effect on the Partnership’s financial position. However, other concessions, if any, would not be expected to be indemnified. In addition, the joint ventures expect to incur costs for certain capital improvements to address boil-off issues and maintenance requirements that will not be reimbursed by the charterer or Hoegh LNG for which the Partnership's 50% share is approximately $0.2 million and $1.0 million for the years ended December 31, 2019 and 2020, respectively. As of December 31, 2018, the Partnership’s share of capital improvements and maintenance incurred was approximately $1.8 million, primarily incurred during the drydock for the
Cape Ann
. Furthermore, the suspension of the payments of the shareholder loans reduces cash flows available to the Partnership. In addition, the increase in the accruals for, or the resolution of, the excess boil-off claim may have a material adverse effect on the Partnership’s results of operations for that period.

Indonesian corporate income tax

Based upon the Partnership’ s experience in Indonesia, tax regulations, guidance and interpretation in Indonesia may not always be clear and may be subject to alternative interpretations or changes in interpretations over time. The Partnership’ s Indonesian subsidiary is subject to examination by the Indonesian tax authorities for up to five years following the completion of a fiscal year. The examinations may lead to ordinary course adjustments or proposed adjustments to the Partnership’s taxes with respect to years under examination. In December 2018, the examination for the years 2013 and 2014 was completed. Refer to note 9 for additional information. Future examinations may or may not result in changes to the Partnership’ s provisions on tax filings from 2015 through 2018.

PGN LNG claims including delay liquidated damages

The Partnership was indemnified by Höegh LNG for i) any hire rate payments not received under the
PGN FSRU Lampung
time charter for the period commencing on August 12, 2014 through the acceptance date of the
PGN FSRU Lampung
and ii) non-budgeted expenses (including warranty costs associated with repairs of the Mooring) incurred in connection with the
PGN FSRU Lampung
project prior to the date of acceptance, and for iii) certain subsequently incurred non-budgeted costs and expenses.

For the years ended December 31, 2018 and 2017, the Partnership filed claims for indemnification of non-budgeted expenses (including warranty provisions, value added tax and withholding tax claims for previous years, other non-budgeted expenses and replacement capital expenditure) of $0.9 million and $0.7 million, respectively. Indemnification payments of $0.9 million, $1.6 million and $2.4 million were received from Höegh LNG for the years ended December 31, 2018, 2017 and 2016, respectively, and were recorded as a contribution to equity. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance or deemed reimbursable by the charterer.

For the year ended December 31, 2018, the Partnership refunded to Höegh LNG approximately $2.4 million related to insurance proceeds received related to the warranty provision and costs for previous years determined to be reimbursable by the charterer. For the year ended December 31, 2017, the Partnership refunded to Höegh LNG approximately $2.5 million related to previously recognized revenue from 2014 that was deemed reimbursable in 2017 and an additional cost recovery of $1.5 million, which was recorded as a cash distribution from equity. Refer to note 19.

Höegh Gallant claims and indemnification

In the third quarter of 2017, the Partnership began investigating with EgyptCo a performance measure included in EgyptCo’s charter with respect to the
Höegh Gallant.
The investigation included whether such a performance measure is directly linked to a specified performance standard which could result in a customer claim for reduced hire or damages and legal basis for a potential claim, if any. No accrual was recorded. In October 2018, EgyptCo reached an agreement with EgyptCo’s charterer that there would be no reduction in hire for this performance measure.

The Partnership was indemnified by Höegh LNG for losses incurred in connection with the commencement of services under the time charter with EgyptCo (including technical issues) incurred in connection with the
Höegh Gallant
.

For the years ended December 31, 2018 and 2017, the Partnership filed claims of $0.5 million and $0.5 million, respectively, for indemnification of losses incurred in connection with the time charter with EgyptCo. Indemnification payments of $0.5 million and $0.5 million received from Höegh LNG for the years ended December 31, 2018 and 2017 were recorded as contributions to equity. Refer to note 19.